SHARE CAPITAL AND RESERVES (Detail Textuals 2)		12 Months Ended
	Oct. 15, 2018 CAD ($) Share	Nov. 30, 2018 CAD ($) Share $ / shares shares	Nov. 30, 2018 USD ($) Share $ / shares shares	Nov. 30, 2017 CAD ($) Share shares
Agents' warrants
Disclosure of classes of share capital [line items]
Number of warrants issued	8,000	8,000	8,000	8,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 5.32	$ 4.00
Amount of warrant issued	$ 24,774		$ 24,774	$ 24,774
weighted average life of warrants outstanding		1 year 6 months 29 days	1 year 6 months 29 days
Share purchase warrants
Disclosure of classes of share capital [line items]
Number of warrants issued		800,000	800,000
Weighted average exercise price of other equity instruments granted in share-based payment arrangement			$ 5.00	$ 4.36
weighted average life of warrants outstanding		2 years 7 months 13 days	2 years 7 months 13 days
Anti-dilution clause provided on number of warrants issued | shares		72,800	72,800	132,043
Exercise price of Anti-Dilution clause warrants | (per share)		$ 3.33	$ 2.50
Share purchase warrants | Exercise price of $3.75
Disclosure of classes of share capital [line items]
Number of warrants issued				103,791
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $				$ 3.75
Share purchase warrants | Exercise price of $3.00
Disclosure of classes of share capital [line items]
Number of warrants issued				132,043
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $				$ 3.00
Share purchase warrants | Exercise price of $6.00
Disclosure of classes of share capital [line items]
Number of warrants issued				132,043
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $				$ 6.00